Related parties (Tables)	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Disclosure of transactions between related parties
The total amount of the remuneration paid in local currency to all non-executive directors for their services as members of the board and committees (if applicable) is as follows:

(in thousands of EUR)	2021	2020	2019
Total remuneration	977	1,048	1,101
The remuneration (excluding the CEO) consists of a fixed and a variable component and can be summarized as follows:

(in thousands of EUR)	2021	2020	2019
Total fixed remuneration	2,068	2,165	1,579
of which
Cost of pension	28	18	80
Other benefits	—	143	81

Total variable remuneration	1,606	1,029	2,424
of which
Share-based payments	911	69	1,403
The remuneration of the CEO can be summarized as follows:

(in thousands of EUR)	2021	2020	2019
Total fixed remuneration	624	624	5,754
of which
Cost of pension	—	—	7
Other benefits	—	—	26

Total variable remuneration	903	424	786
of which
Share-based payments	568	54	786
Details of outstanding balances and transactions between the Group and its joint ventures are disclosed below:

As of and for the year ended December 31, 2020
(in thousands of USD)	Trade receivables	Trade payables	Shareholders Loan	Turnover	Dividend Income
TI Africa Ltd	440	—	16,665	398	—
TI Asia Ltd	472	—	—	398	5,550
Kingswood Co. Ltd	—	—	—	—	394
Bari Shipholding Ltd	283	52	19,271	342	—
Bastia Shipholding Ltd	17	1	—	326	1,590
Tankers Agencies (UK) Ltd	19	135	—	—	—
Total	1,231	188	35,936	1,464	7,534

As of and for the year ended December 31, 2021
(in thousands of USD)	Trade receivables	Trade payables	Shareholders Loan	Turnover	Dividend Income

TI Africa Ltd	567	61	11,465	397	—
TI Asia Ltd	482	—	—	397	4,635
Bari Shipholding Ltd	2,114	1,804	22,229	—	—
Bastia Shipholding Ltd	7	1	—	—	—
Tankers Agencies (UK) Ltd	—	134	—	—	—
Total	3,170	2,000	33,694	794	4,635